American Century Investments®
Quarterly Portfolio Holdings
Avantis® International Small Cap Value ETF (AVDV)
November 30, 2024

Avantis International Small Cap Value ETF - Schedule of Investments
NOVEMBER 30, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.4%
Australia — 8.7%
Adairs Ltd.	212,797	370,212
Aeris Resources Ltd.(1)(2)	781,679	92,227
Alkane Resources Ltd.(1)	776,950	251,618
Alliance Aviation Services Ltd.(1)	48,226	87,520
Amplitude Energy Ltd.(1)	5,523,701	649,688
Appen Ltd.(1)(2)	318	497
ARN Media Ltd.	1,042	485
Aurelia Metals Ltd.(1)	2,272,264	253,060
Austal Ltd.(1)	2,630,354	5,488,287
Australian Agricultural Co. Ltd.(1)	232,563	207,605
Australian Finance Group Ltd.	425,451	426,429
Bank of Queensland Ltd.	6,750,183	30,435,636
Beach Energy Ltd.	24,556,914	19,744,274
Bega Cheese Ltd.	242,628	838,577
Bendigo & Adelaide Bank Ltd.	2,430,746	21,328,416
Bravura Solutions Ltd.(1)	114,445	115,306
Capricorn Metals Ltd.(1)	2,077,616	8,838,411
Catalyst Metals Ltd.(1)	183,571	323,221
Cedar Woods Properties Ltd.	9,410	35,150
Challenger Ltd.	698,065	2,843,485
Champion Iron Ltd.	4,210,383	15,828,967
Coast Entertainment Holdings Ltd.(1)(2)	13,124	3,688
Coronado Global Resources, Inc.	8,911,337	5,404,912
Credit Corp. Group Ltd.	157,338	1,829,683
Elders Ltd.	453,462	2,312,655
Emeco Holdings Ltd.(1)(2)	576,877	331,306
Emerald Resources NL(1)	791,979	1,880,558
EVT Ltd.(2)	648,659	4,855,992
FleetPartners Group Ltd.(1)	2,556,752	5,295,020
Gold Road Resources Ltd.	3,950,292	4,825,082
GrainCorp Ltd., A Shares	3,096,828	15,815,887
Grange Resources Ltd.	4,529,711	754,779
GWA Group Ltd.	169,728	257,213
Harvey Norman Holdings Ltd.	5,158,636	16,071,888
Helia Group Ltd.	5,109,707	14,962,856
Helloworld Travel Ltd.	15,179	20,339
Humm Group Ltd.	534,555	227,092
Iluka Resources Ltd.	5,831,915	21,338,268
Infomedia Ltd.	454,108	408,944
Inghams Group Ltd.	4,913,119	9,957,850
Insignia Financial Ltd.	1,723,545	3,546,612
JB Hi-Fi Ltd.	560,638	33,363,993
Karoon Energy Ltd.	12,562,694	10,931,502
Lindsay Australia Ltd.(2)	43,815	26,054
Maas Group Holdings Ltd.(2)	31,365	101,505
Macmahon Holdings Ltd.	672,425	160,352
Magellan Financial Group Ltd.	2,019,183	14,457,737
McMillan Shakespeare Ltd.	303,246	2,987,142
Metals X Ltd.(1)	845,752	224,198

Metcash Ltd.	1,913,882	3,903,244
Monadelphous Group Ltd.	17,821	148,924
Myer Holdings Ltd.(2)	7,318,860	5,078,287
MyState Ltd.(2)	57,109	153,407
New Hope Corp. Ltd.	6,171,419	18,973,589
nib holdings Ltd.	1,338,776	4,969,727
NRW Holdings Ltd.	6,888,789	17,595,538
OFX Group Ltd.(1)	103,793	89,839
Ora Banda Mining Ltd.(1)(2)	158,575	75,241
Perenti Ltd.	13,228,488	10,720,030
Perseus Mining Ltd.	18,577,955	32,154,968
Platinum Asset Management Ltd.	4,990,249	3,438,174
Premier Investments Ltd.	652,008	14,808,109
Qube Holdings Ltd.	1,619,279	4,219,432
Ramelius Resources Ltd.	13,523,380	18,603,497
Regis Resources Ltd.(1)	10,151,673	17,038,934
Resimac Group Ltd.	17,380	10,550
Resolute Mining Ltd.(1)	29,509,865	8,409,736
Ridley Corp. Ltd.	2,708,752	4,935,508
Sandfire Resources Ltd.(1)	2,417,788	16,479,063
Servcorp Ltd.	21,643	68,534
Seven West Media Ltd.(1)	3,136,102	307,152
Sims Ltd.	1,023,242	8,792,634
Solvar Ltd.(2)	85,578	76,560
Southern Cross Media Group Ltd.	652,368	232,248
Stanmore Resources Ltd.	1,472,232	3,193,563
Star Entertainment Group Ltd.(1)(2)	21,974,429	2,811,642
Super Retail Group Ltd.	2,265,034	21,842,008
Terracom Ltd.	3,476,272	443,267
Tyro Payments Ltd.(1)	519,649	306,067
Vault Minerals Ltd.(1)	36,293,976	8,324,500
Viva Energy Group Ltd.	6,767,953	11,568,642
West African Resources Ltd.(1)	12,670,076	12,595,352
Westgold Resources Ltd.	2,632,022	4,910,219
Westgold Resources Ltd. (Toronto)(1)	192,598	360,421
Whitehaven Coal Ltd.	3,485,432	15,020,114
Zip Co. Ltd.(1)	133,272	299,232
		553,470,130
Austria — 0.5%
AT&S Austria Technologie & Systemtechnik AG(1)	1,068,906	14,932,098
FACC AG(1)	11,639	76,603
Lenzing AG(1)	265,377	8,247,074
POLYTEC Holding AG(1)	24,047	55,759
Porr AG	117,491	2,001,550
Semperit AG Holding	80,753	984,095
UNIQA Insurance Group AG	866,830	6,596,270
		32,893,449
Belgium — 1.1%
AGFA-Gevaert NV(1)	1,773	1,442
Bekaert SA	589,468	20,454,563
bpost SA	1,636,877	3,287,391
Cie d'Entreprises CFE	26,716	169,765
Deceuninck NV	138,173	337,332
Gimv NV	24,259	1,041,180
KBC Ancora	301,986	15,104,567

Melexis NV	15,905	956,219
Ontex Group NV(1)	515	4,346
Proximus SADP	600,315	3,897,772
Solvay SA	541,586	18,794,839
Tessenderlo Group SA(2)	104,207	2,447,884
Umicore SA(2)	605,818	6,559,371
		73,056,671
Canada — 11.0%
ADENTRA, Inc.	62,755	1,846,724
ADF Group, Inc.	33,224	209,541
Advantage Energy Ltd.(1)	1,647,158	10,588,495
Aecon Group, Inc.	180,089	3,701,983
Alamos Gold, Inc., Class A	4,652	88,418
Algoma Steel Group, Inc.	123,946	1,329,716
Americas Gold & Silver Corp.(1)	186,500	79,926
Amerigo Resources Ltd.	7,300	8,916
Aris Mining Corp.(1)	788,259	3,034,689
Athabasca Oil Corp.(1)	1,075,773	3,949,483
AutoCanada, Inc.(1)	2,418	32,452
B2Gold Corp.	12,442,695	36,260,273
Baytex Energy Corp.	7,707,767	21,911,298
Birchcliff Energy Ltd.	2,192,668	8,284,857
Bird Construction, Inc.	215,888	4,757,076
Black Diamond Group Ltd.	9,210	57,100
Bonterra Energy Corp.(1)	29,334	72,494
Boralex, Inc., A Shares	400	8,611
Brookfield Wealth Solutions Ltd.(1)	14,585	896,945
Calfrac Well Services Ltd.(1)	28,265	78,937
Canacol Energy Ltd.(2)	17,903	49,359
Canadian Western Bank	669,609	28,796,941
Canfor Corp.(1)	75,255	953,017
Capital Power Corp.	1,265,787	56,307,428
Cardinal Energy Ltd.	946,898	4,436,735
Cascades, Inc.	438,178	3,793,234
Centerra Gold, Inc.	1,549,881	9,354,305
CES Energy Solutions Corp.	1,747,988	12,060,686
Chorus Aviation, Inc.(1)(2)	748,542	1,807,130
Doman Building Materials Group Ltd.	50,440	352,347
Dorel Industries, Inc., Class B(1)	59,305	187,651
Dundee Precious Metals, Inc.	1,200,643	11,251,338
Eldorado Gold Corp.(1)	593,827	9,488,168
Enerflex Ltd.	3	27
Ensign Energy Services, Inc.(1)	1,201,139	2,530,881
Equinox Gold Corp.(1)(2)	1,259,281	7,159,656
ERO Copper Corp.(1)(2)	11,112	169,769
Evertz Technologies Ltd.	300	2,604
First National Financial Corp.	4,687	147,434
Fortuna Mining Corp.(1)	3,181,801	15,340,278
Freehold Royalties Ltd.	475,086	4,726,937
Frontera Energy Corp.	564,445	3,281,727
Gear Energy Ltd.	1,289,951	497,535
Greenfire Resources Ltd.(1)	7,540	55,040
Headwater Exploration, Inc.	1,438,467	7,068,785
High Liner Foods, Inc.	4	44
Hudbay Minerals, Inc.	2,267,872	20,231,936

IAMGOLD Corp.(1)	5,600,890	30,883,805
InPlay Oil Corp.	29,130	37,452
Interfor Corp.(1)	51,347	748,172
International Petroleum Corp.(1)	695,472	7,883,390
Jaguar Mining, Inc.(1)	16,300	44,008
Journey Energy, Inc.(1)(2)	73,676	112,615
Kelt Exploration Ltd.(1)	1,373,341	6,601,611
Keyera Corp.	10	330
Kinross Gold Corp.	2,653,668	25,986,064
Laurentian Bank of Canada	174,229	3,689,790
Linamar Corp.	8,675	380,881
Lundin Gold, Inc.	942,309	21,914,632
Major Drilling Group International, Inc.(1)(2)	11,780	72,276
Martinrea International, Inc.(2)	934,609	6,782,349
Mattr Corp.(1)	315,120	2,908,004
MEG Energy Corp.	224,797	4,046,202
Methanex Corp.	48,624	2,279,690
Mullen Group Ltd.	197,766	2,183,824
Neo Performance Materials, Inc.	8,347	47,457
New Gold, Inc.(1)	9,686,414	26,982,618
North American Construction Group Ltd.	226,902	4,631,877
North West Co., Inc.	10,864	400,014
NuVista Energy Ltd.(1)	1,742,440	16,888,619
Obsidian Energy Ltd.(1)(2)	890,872	5,096,879
OceanaGold Corp.	6,990,898	22,070,475
Paramount Resources Ltd., A Shares	224,917	5,034,748
Parex Resources, Inc.	1,260,484	13,477,694
Pason Systems, Inc.	106,833	1,081,264
PetroTal Corp.	443,811	199,708
Peyto Exploration & Development Corp.	2,025,148	24,055,006
PHX Energy Services Corp.	6,440	45,032
Pine Cliff Energy Ltd.	124,656	78,352
Pizza Pizza Royalty Corp.	15,093	143,055
Polaris Renewable Energy, Inc.	1,870	17,925
Precision Drilling Corp.(1)(2)	94,020	5,959,312
Quipt Home Medical Corp.(1)	17,620	44,804
Real Matters, Inc.(1)	190,973	922,094
Russel Metals, Inc.	479,847	15,752,129
Secure Energy Services, Inc.	558,558	6,323,449
Sierra Metals, Inc.(1)(2)	2,970	1,379
Spartan Delta Corp.(1)(2)	1,298,072	3,282,151
SunOpta, Inc.(1)(2)	143,537	1,149,280
Surge Energy, Inc.	1,181,621	4,810,714
Tamarack Valley Energy Ltd.	5,725,243	18,238,337
Taseko Mines Ltd.(1)	299,210	611,221
Tidewater Midstream & Infrastructure Ltd.(1)	342,384	34,237
Torex Gold Resources, Inc.(1)	1,055,006	22,380,399
Total Energy Services, Inc.	14,450	120,550
Tourmaline Oil Corp.	180,804	8,533,644
Transcontinental, Inc., Class A	139,404	1,697,681
Trican Well Service Ltd.	1,525,348	5,327,632
Valeura Energy, Inc.(1)(2)	95,531	424,415
Veren, Inc.	4,827,965	25,621,785
Vermilion Energy, Inc.	2,087,298	21,423,858
West Fraser Timber Co. Ltd.	47	4,617

Western Forest Products, Inc.(1)	1,817,319	584,117
Whitecap Resources, Inc.	3,651,671	26,682,329
		703,984,878
Denmark — 1.8%
Bang & Olufsen AS(1)	17,221	23,864
cBrain AS	5,020	148,677
D/S Norden AS	438,162	13,286,704
Dfds AS	298,158	5,972,939
FLSmidth & Co. AS	53,782	2,942,166
H&H International AS, B Shares(1)	14,434	162,397
Jyske Bank AS	17,204	1,213,768
Nilfisk Holding AS(1)	2,475	37,307
NKT AS(1)	350,265	27,061,749
NNIT AS(1)	38,741	514,078
Per Aarsleff Holding AS	151,461	9,896,720
Solar AS, B Shares	20,775	906,196
Spar Nord Bank AS	680,979	13,427,333
Sparekassen Sjaelland-Fyn AS	3,291	99,446
Svitzer Group AS(1)	11,600	371,236
Sydbank AS	613,718	30,517,197
TORM PLC, Class A	493,384	10,437,737
		117,019,514
Finland — 0.9%
Citycon OYJ(1)	96,427	352,401
Finnair OYJ(1)(2)	187,434	424,734
Harvia OYJ	16,097	744,605
Kemira OYJ	256,145	5,036,250
Lassila & Tikanoja OYJ	65	570
Mandatum OYJ	133,057	598,593
Marimekko OYJ	192,943	2,483,807
Metsa Board OYJ, Class B(2)	31,749	141,080
Nokian Renkaat OYJ	2,831,826	22,060,130
Outokumpu OYJ(2)	3,018,769	10,138,163
Puuilo OYJ	885,468	8,434,670
Suominen OYJ(2)	37,461	88,675
Tokmanni Group Corp.	743,428	9,286,098
Verkkokauppa.com OYJ(1)	49,734	74,092
		59,863,868
France — 2.9%
AKWEL SADIR	3,304	27,924
Aperam SA	223,086	6,385,498
Ayvens SA(2)	137,778	905,863
Beneteau SACA	268,924	2,260,865
Bonduelle SCA	1,547	10,193
Catana Group(2)	34,895	170,601
Cie des Alpes	326,030	5,162,561
Clariane SE(1)(2)	628,847	1,245,770
Coface SA	855,886	13,239,531
Derichebourg SA	1,557,555	7,530,079
Emeis SA(1)	290,544	1,796,024
Eramet SA(2)	17,685	947,836
Esso SA Francaise	6,990	738,916
Etablissements Maurel et Prom SA	1,097,187	5,811,093
Euroapi SA(1)(2)	200,659	872,327
Eurobio Scientific SA(1)(2)	20,473	555,125

Eutelsat Communications SACA(1)(2)	3,024,377	9,311,467
Groupe LDLC(2)	5,593	59,447
Guillemot Corp.(1)	967	6,929
Imerys SA	139,331	4,173,252
Jacquet Metals SACA	44,209	738,312
Kaufman & Broad SA	72,654	2,416,351
La Francaise De L'energie SACA(1)	936	24,000
Maisons du Monde SA	233,729	890,591
Mersen SA	30,651	642,081
Metropole Television SA	295,182	3,397,440
Nexans SA	153,867	17,462,055
Nexity SA(1)(2)	50,441	622,310
Opmobility	510,030	4,703,456
OVH Groupe SAS(1)(2)	51,322	461,171
Pullup Entertainment(1)	149	3,250
SES SA	4,977,758	17,163,670
SMCP SA(1)(2)	168,069	520,248
Solutions 30 SE(1)(2)	249,027	227,845
Television Francaise 1 SA	1,039,818	7,956,557
Ubisoft Entertainment SA(1)(2)	849,845	11,194,887
Valeo SE	786,841	6,553,375
Vallourec SACA(1)(2)	2,329,158	40,911,918
Vicat SACA	115,191	4,359,886
VusionGroup(2)	7,682	1,159,969
X-Fab Silicon Foundries SE(1)(2)	694,432	3,305,509
		185,926,182
Germany — 3.3%
1&1 AG	189,773	2,387,664
7C Solarparken AG	68,320	137,223
AlzChem Group AG	10,184	610,445
Baader Bank AG(1)	7,082	30,728
BayWa AG(1)(2)	83,253	798,902
Bertrandt AG	2,240	42,043
Borussia Dortmund GmbH & Co. KGaA	65,495	225,794
CANCOM SE	16,426	409,242
Ceconomy AG(1)	74,145	251,878
Cewe Stiftung & Co. KGaA	25,471	2,607,638
Deutsche Beteiligungs AG	1,595	41,841
Deutsche Pfandbriefbank AG(1)(2)	895,340	4,778,616
Deutsche Rohstoff AG	9,321	328,298
Deutz AG	1,435,389	6,109,437
Draegerwerk AG & Co. KGaA	981	42,524
Draegerwerk AG & Co. KGaA, Preference Shares	16,490	760,963
Duerr AG	159,092	3,683,634
Einhell Germany AG, Preference Shares	301	20,344
Elmos Semiconductor SE	61,563	4,051,275
ElringKlinger AG	6,469	28,039
Encavis AG(1)	257,293	4,756,646
Energiekontor AG	5,532	248,294
flatexDEGIRO AG	947,506	13,621,239
Grand City Properties SA(1)	427,695	5,659,694
Grenke AG	29,535	483,848
Heidelberger Druckmaschinen AG(1)	1,286,712	1,248,561
HelloFresh SE(1)	208,594	2,566,434
Hornbach Holding AG & Co. KGaA	99,637	8,517,929

HUGO BOSS AG	202,353	6,883,163
Indus Holding AG	4,388	100,526
Instone Real Estate Group SE	69,844	621,904
JOST Werke SE	134,757	5,923,524
Jungheinrich AG, Preference Shares	557,070	14,730,699
K&S AG(2)	133,668	1,586,646
Kloeckner & Co. SE	118,036	587,501
Krones AG	161,262	20,159,352
Lang & Schwarz AG	26,263	519,313
Lanxess AG	846,242	21,230,162
METRO AG	668,290	3,104,913
MLP SE	6,972	43,402
Mutares SE & Co. KGaA(2)	162,590	4,243,740
Norma Group SE	30,345	433,612
SAF-Holland SE	505,841	7,266,466
Salzgitter AG	68,709	1,193,578
Schaeffler AG(1)	820,596	3,870,155
SGL Carbon SE(1)(2)	157,836	682,020
Siltronic AG	255,779	12,877,222
Sixt SE(2)	20,355	1,503,669
Sixt SE, Preference Shares	12,436	707,270
SMA Solar Technology AG(2)	14,116	204,582
Stabilus SE	1,394	48,115
STO SE & Co. KGaA, Preference Shares	9,983	1,160,313
Suedzucker AG(2)	192,025	2,217,764
TAG Immobilien AG(1)	1,632,094	27,160,366
thyssenkrupp AG	1,333,053	5,473,115
Wacker Neuson SE	197,305	2,839,080
Wuestenrot & Wuerttembergische AG	47,705	600,561
		212,421,906
Hong Kong — 1.3%
AustAsia Group Ltd.(1)	403,380	51,775
Bank of East Asia Ltd.	88,640	111,493
Bright Smart Securities & Commodities Group Ltd.	9,124,000	2,527,076
Cafe de Coral Holdings Ltd.	3,198,000	3,241,804
Chow Sang Sang Holdings International Ltd.	114,000	94,627
Comba Telecom Systems Holdings Ltd.(1)	258,000	31,685
Crystal International Group Ltd.	34,500	18,772
CSI Properties Ltd.(1)	80,000	883
Dah Sing Banking Group Ltd.	231,200	213,752
Dah Sing Financial Holdings Ltd.	300,400	966,079
Dream International Ltd.	66,000	40,940
E-Commodities Holdings Ltd.	22,822,000	4,108,312
FSE Lifestyle Services Ltd.	19,000	13,688
Giordano International Ltd.	108,000	22,948
Hang Lung Group Ltd.	2,870,000	3,700,179
IGG, Inc.	364,000	166,426
Johnson Electric Holdings Ltd.	3,509,820	4,898,744
JS Global Lifestyle Co. Ltd.(1)	3,932,000	729,663
K Wah International Holdings Ltd.	2,583,000	576,495
Oriental Watch Holdings	1,164,000	557,233
Pacific Basin Shipping Ltd.	121,969,000	29,106,303
Pacific Textiles Holdings Ltd.	377,000	70,955
PC Partner Group Ltd.	2,028,000	1,299,709
Regina Miracle International Holdings Ltd.	194,000	51,851

Shun Tak Holdings Ltd.(1)	4,544,000	387,826
Singamas Container Holdings Ltd.	4,138,000	373,446
SmarTone Telecommunications Holdings Ltd.	126,000	65,042
Soundwill Holdings Ltd.	500	348
Stella International Holdings Ltd.	125,500	229,385
Sun Hung Kai & Co. Ltd.	550,000	189,135
SUNeVision Holdings Ltd.	26,000	14,075
Tai Hing Group Holdings Ltd.	245,000	20,490
Tam Jai International Co. Ltd.	490,000	49,225
Ten Pao Group Holdings Ltd.	412,000	80,001
Texhong International Group Ltd.	1,187,000	585,127
Texwinca Holdings Ltd.	440,000	46,053
Theme International Holdings Ltd.(2)	40,000	2,092
United Energy Group Ltd.(2)	58,344,000	2,178,533
United Laboratories International Holdings Ltd.	15,876,000	21,653,438
Yue Yuen Industrial Holdings Ltd.	2,724,000	6,130,618
		84,606,226
Ireland — 0.3%
Dalata Hotel Group PLC	1,819,658	8,497,029
Glenveagh Properties PLC(1)	6,016,836	9,767,266
Origin Enterprises PLC	12,194	39,531
		18,303,826
Israel — 3.3%
Adgar Investment & Development Ltd.(1)	1,910	2,593
AFI Properties Ltd.(1)	293	13,745
Airport City Ltd.(1)	58,449	975,891
Alony Hetz Properties & Investments Ltd.	712,048	6,069,035
Bet Shemesh Engines Holdings 1997 Ltd.(1)	3,230	253,594
Big Shopping Centers Ltd.(1)	62,280	8,276,237
Cellcom Israel Ltd.(1)	24,544	132,390
Clal Insurance Enterprises Holdings Ltd.(1)	800,487	17,028,183
Delek Group Ltd.	128,360	17,283,713
Delta Galil Ltd.	5,775	308,232
Direct Finance of Direct Group 2006 Ltd.	302	43,118
Doral Group Renewable Energy Resources Ltd.(1)	19,713	68,589
Equital Ltd.(1)	53,143	2,132,406
Fattal Holdings 1998 Ltd.(1)	47,962	6,997,619
FIBI Holdings Ltd.	223,685	11,052,540
First International Bank Of Israel Ltd.	35,323	1,667,738
Fox Wizel Ltd.	2,947	230,918
G City Ltd.	364,803	1,566,873
Harel Insurance Investments & Financial Services Ltd.	1,501,615	18,183,109
IDI Insurance Co. Ltd.	8,077	296,033
Ilex Medical Ltd.	657	13,944
Inrom Construction Industries Ltd.	6,573	28,501
Isracard Ltd.	2,281,668	9,253,233
Israel Corp. Ltd.	27,512	6,446,452
Isras Investment Co. Ltd.	2,006	466,830
Ituran Location & Control Ltd.	25	754
M Yochananof & Sons Ltd.	3,959	256,353
Menora Mivtachim Holdings Ltd.	284,277	10,619,013
Migdal Insurance & Financial Holdings Ltd.	3,480,773	6,215,197
Naphtha Israel Petroleum Corp. Ltd.(1)	10,408	70,080
Nawi Group Ltd.	9,533	88,364
Oil Refineries Ltd.	34,274,951	8,716,757

Partner Communications Co. Ltd.(1)	1,383,644	8,178,386
Paz Retail & Energy Ltd.	31,137	3,724,392
Perion Network Ltd.(1)	12,720	108,701
Phoenix Financial Ltd.	642,928	8,067,235
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	5,508	369,739
Shikun & Binui Ltd.(1)	2,200,536	7,217,210
Shufersal Ltd.	1,158,834	11,652,878
Summit Real Estate Holdings Ltd.	5,433	87,184
Tera Light Ltd.(1)	21,287	37,764
Victory Supermarket Chain Ltd.	1,418	20,724
ZIM Integrated Shipping Services Ltd.	1,587,279	34,983,629
		209,205,876
Italy — 3.2%
Aeffe SpA(1)(2)	44,266	38,731
Arnoldo Mondadori Editore SpA	28,287	61,869
Banca IFIS SpA	356,530	7,519,112
Banca Popolare di Sondrio SpA	3,158,447	24,017,892
Banco di Desio e della Brianza SpA	113,342	689,954
BFF Bank SpA	182,721	1,732,687
Credito Emiliano SpA	20,492	217,662
d'Amico International Shipping SA	1,376,837	5,966,655
Danieli & C Officine Meccaniche SpA, Preference Shares	117,743	2,402,738
Digital Bros SpA(1)(2)	134,467	1,334,746
Digital Value SpA(2)	2,380	43,592
Enav SpA	769	3,317
Esprinet SpA(1)	43,594	205,285
Fila SpA	14,421	152,740
Fincantieri SpA(1)(2)	1,455,774	9,144,358
FNM SpA	63,993	28,806
Geox SpA(1)	65,444	34,415
Iveco Group NV	4,172,754	41,743,710
MFE-MediaForEurope NV, Class A	2,556,732	7,627,553
MFE-MediaForEurope NV, Class B(2)	823,154	3,381,397
Newlat Food SpA(1)(2)	11,780	145,660
Orsero SpA	5,571	76,754
OVS SpA	5,988,010	17,850,446
RAI Way SpA	90,198	493,807
Saipem SpA(1)	18,097,823	46,706,520
Sogefi SpA(2)	30,522	63,272
Spaxs SpA(1)	7,498	23,757
Webuild SpA	10,961,433	30,657,813
		202,365,248
Japan — 31.2%
77 Bank Ltd.	436,000	12,852,090
Adastria Co. Ltd.	91,400	2,240,270
AEON Financial Service Co. Ltd.	1,606,900	13,599,275
Aeon Hokkaido Corp.	6,500	37,519
Aeon Mall Co. Ltd.	120,600	1,618,544
AFC-HD AMS Life Science Co. Ltd.	15,500	85,928
Ahresty Corp.(2)	95,600	329,546
Aichi Steel Corp.	95,700	3,015,810
Aiphone Co. Ltd.	1,600	29,071
Air Water, Inc.	136,200	1,690,963
Airport Facilities Co. Ltd.	2,000	7,742
Aisan Industry Co. Ltd.	647,800	5,766,640

Akatsuki, Inc.	14,200	230,032
Akebono Brake Industry Co. Ltd.(1)	111,200	82,532
Alconix Corp.	49,200	480,923
Alps Alpine Co. Ltd.	2,806,700	28,992,687
Amuse, Inc.	2,500	23,437
AOKI Holdings, Inc.	278,300	2,319,680
Aoyama Trading Co. Ltd.	465,300	7,011,134
Arata Corp.	399,600	8,037,132
ARCLANDS Corp.	254,600	2,863,174
Arcs Co. Ltd.	316,400	5,303,471
ARE Holdings, Inc.	430,300	5,023,814
Artience Co. Ltd.	338,300	7,029,446
Asahi Co. Ltd.	36,800	389,890
Asahi Yukizai Corp.	77,100	2,189,744
Asia Pile Holdings Corp.	47,800	260,525
Autobacs Seven Co. Ltd.	44,900	428,174
Avex, Inc.	182,400	1,851,839
Awa Bank Ltd.	254,300	4,872,492
Axial Retailing, Inc.	638,800	3,842,354
Bando Chemical Industries Ltd.	356,000	4,188,244
Bank of Nagoya Ltd.	99,800	4,106,871
Bank of the Ryukyus Ltd.	317,100	2,122,547
Beenos, Inc.	42,600	1,029,259
Belc Co. Ltd.	28,400	1,266,417
Belluna Co. Ltd.	67,900	344,140
B-Lot Co. Ltd.	7,700	77,945
BML, Inc.	121,900	2,305,370
Bunka Shutter Co. Ltd.	498,700	6,222,430
Canon Electronics, Inc.	15,200	252,471
Carlit Co. Ltd.	101,700	909,123
Cawachi Ltd.	40,600	685,788
Central Glass Co. Ltd.(2)	111,100	2,455,923
Charm Care Corp. KK	3,200	27,499
Chiba Kogyo Bank Ltd.	462,600	4,198,007
Chori Co. Ltd.	24,700	640,525
Chubu Shiryo Co. Ltd.	45,300	399,846
Chubu Steel Plate Co. Ltd.	108,700	1,572,089
Chuetsu Pulp & Paper Co. Ltd.	10,800	107,882
Chugoku Marine Paints Ltd.	97,200	1,554,207
CMK Corp.	272,200	743,282
Coca-Cola Bottlers Japan Holdings, Inc.	117,800	1,889,080
Cosmo Energy Holdings Co. Ltd.	471,400	20,532,984
Create SD Holdings Co. Ltd.	19,800	380,507
Credit Saison Co. Ltd.	681,800	16,338,575
CTI Engineering Co. Ltd.	53,700	1,726,614
Daicel Corp.	905,700	8,032,872
Daido Metal Co. Ltd.	12,800	40,385
Daido Steel Co. Ltd.	907,400	7,123,764
Daihatsu Diesel Manufacturing Co. Ltd.	12,700	136,678
Daiichi Jitsugyo Co. Ltd.	83,100	1,309,173
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	300	1,436
Daiki Aluminium Industry Co. Ltd.	75,500	530,195
Daikoku Denki Co. Ltd.(2)	92,000	2,028,630
Daikokutenbussan Co. Ltd.	12,100	826,173
Daikyonishikawa Corp.	13,600	55,381

Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	47,400	904,695
Daio Paper Corp.	223,700	1,226,558
Daishi Hokuetsu Financial Group, Inc.	581,200	10,937,414
Daishinku Corp.	58,300	203,538
Daito Pharmaceutical Co. Ltd.	35,700	501,898
Daiwabo Holdings Co. Ltd.	529,700	10,847,077
Denka Co. Ltd.	400,300	5,682,576
DIC Corp.	716,000	15,643,146
DKS Co. Ltd.	39,900	1,025,016
Dowa Holdings Co. Ltd.	717,900	21,535,389
DyDo Group Holdings, Inc.	33,100	744,981
Eagle Industry Co. Ltd.	241,100	3,089,690
Ebara Jitsugyo Co. Ltd.	200	5,988
Eco's Co. Ltd.	14,100	188,995
EDION Corp.	208,000	2,516,036
Ehime Bank Ltd.	39,700	273,648
Eizo Corp.	5,800	83,617
Electric Power Development Co. Ltd.	550,300	9,229,079
ERI Holdings Co. Ltd.	3,200	46,696
Exedy Corp.	534,000	15,891,208
Fast Fitness Japan, Inc.	5,100	49,186
FCC Co. Ltd.	470,600	9,393,294
Feed One Co. Ltd.	51,200	272,810
Ferrotec Holdings Corp.	669,000	11,039,552
FIDEA Holdings Co. Ltd.	31,110	290,623
First Bank of Toyama Ltd.	164,800	1,184,432
FJ Next Holdings Co. Ltd.	2,000	15,286
Foster Electric Co. Ltd.	176,100	1,710,506
France Bed Holdings Co. Ltd.	12,600	105,031
Fuji Co. Ltd.	177,400	2,394,320
Fuji Corp. Ltd.	9,000	47,783
Fuji Oil Co. Ltd.(2)	162,800	314,777
Fuji Seal International, Inc.	227,300	3,780,378
Fujibo Holdings, Inc.	9,900	365,793
Fujikura Composites, Inc.	2,700	26,999
Fujikura Ltd.	1,658,200	59,219,146
Fujitsu General Ltd.	160,200	2,195,660
FuKoKu Co. Ltd.	97,300	1,123,428
Fukuyama Transporting Co. Ltd.	182,800	4,610,649
Furukawa Co. Ltd.	282,800	2,978,153
Furukawa Electric Co. Ltd.	690,900	28,524,096
Furuno Electric Co. Ltd.	24,200	415,967
Fuso Chemical Co. Ltd.	10,700	243,367
Futaba Industrial Co. Ltd.	901,200	3,922,207
Fuyo General Lease Co. Ltd.	136,900	10,256,359
G-7 Holdings, Inc.	3,200	31,301
Gakken Holdings Co. Ltd.	4,300	29,397
Gamecard-Joyco Holdings, Inc.	4,100	73,164
Gecoss Corp.	1,000	6,540
Geo Holdings Corp.	153,100	1,618,761
Global Link Management KK	2,800	53,196
GLOBERIDE, Inc.	17,800	222,432
Glory Ltd.	232,900	3,982,120
GMO Financial Holdings, Inc.	1,600	7,304
Godo Steel Ltd.	145,800	3,675,583

Greens Co. Ltd.	6,700	80,095
GS Yuasa Corp.	757,900	13,096,876
GSI Creos Corp.(2)	16,700	232,517
G-Tekt Corp.	394,700	4,142,612
Gunma Bank Ltd.	2,308,300	16,811,029
Gunze Ltd.	8,100	280,785
H.U. Group Holdings, Inc.	100,400	1,645,849
H2O Retailing Corp.	1,259,500	17,608,654
Hagihara Industries, Inc.	2,300	21,146
Hagiwara Electric Holdings Co. Ltd.	131,800	2,794,602
Halows Co. Ltd.	55,600	1,515,624
Hamakyorex Co. Ltd.	660,900	5,645,136
Hanwa Co. Ltd.	369,600	11,955,298
Happinet Corp.	129,400	3,603,829
Hazama Ando Corp.	144,200	1,126,824
Heiwa Real Estate Co. Ltd.	34,500	986,502
Heiwado Co. Ltd.	436,000	6,686,207
HI-LEX Corp.	172,300	1,835,509
Hino Motors Ltd.(1)	1,162,300	3,085,363
HIS Co. Ltd.	385,100	4,574,582
Hodogaya Chemical Co. Ltd.	5,800	147,033
Hokkoku Financial Holdings, Inc.	112,000	3,767,744
Hokuetsu Corp.(2)	156,100	1,594,288
Hokuetsu Industries Co. Ltd.	68,400	780,448
Hokuhoku Financial Group, Inc.	545,500	6,520,821
Hokuto Corp.	144,700	1,677,677
H-One Co. Ltd.	47,200	319,311
Honeys Holdings Co. Ltd.	48,000	522,689
Hosiden Corp.	224,100	3,487,493
Hosokawa Micron Corp.	23,200	600,024
HS Holdings Co. Ltd.	90,500	509,285
Hyakugo Bank Ltd.	1,248,000	5,024,918
Hyakujushi Bank Ltd.	106,700	2,189,831
Ichikoh Industries Ltd.	40,800	109,817
Ichinen Holdings Co. Ltd.	40,300	501,683
IDEA Consultants, Inc.	200	3,318
IDOM, Inc.	396,000	2,892,668
Iino Kaiun Kaisha Ltd.	1,169,300	8,720,141
Inabata & Co. Ltd.	297,500	6,482,718
Ines Corp.	200	2,313
I-Net Corp.	2,400	25,897
INFRONEER Holdings, Inc.	405,100	3,287,819
Integrated Design & Engineering Holdings Co. Ltd.	146,900	6,370,020
I-PEX, Inc.	35,400	699,594
IPS, Inc.	1,200	20,767
Iriso Electronics Co. Ltd.	6,500	115,863
Ito En Ltd.	64,000	1,391,116
Ito En Ltd., Preference Shares, Preference Shares	1,100	13,286
Itochu Enex Co. Ltd.	369,300	3,979,756
Itochu-Shokuhin Co. Ltd.	10,700	497,504
Itoham Yonekyu Holdings, Inc.	9,600	242,465
IwaiCosmo Holdings, Inc.	116,300	1,773,163
Izumi Co. Ltd.	393,200	8,178,965
J Front Retailing Co. Ltd.	1,508,800	17,982,012
J Trust Co. Ltd.	232,500	670,864

Jaccs Co. Ltd.	288,600	7,180,952
JAFCO Group Co. Ltd.	243,600	3,444,443
Japan Aviation Electronics Industry Ltd.	180,300	3,149,494
Japan Lifeline Co. Ltd.	167,000	1,475,097
Japan Petroleum Exploration Co. Ltd.	1,976,000	14,299,085
Japan Pulp & Paper Co. Ltd.	310,700	1,352,102
Japan Transcity Corp.	4,400	29,630
JGC Holdings Corp.	750,500	6,511,019
JK Holdings Co. Ltd.	3,700	25,612
JM Holdings Co. Ltd.	19,500	354,648
J-Oil Mills, Inc.	108,100	1,585,043
Joshin Denki Co. Ltd.	45,200	699,559
JSB Co. Ltd.	25,500	464,998
JSP Corp.	44,600	621,906
JTEKT Corp.	1,559,700	10,945,848
Juroku Financial Group, Inc.	247,400	7,073,398
JVCKenwood Corp.	4,081,800	41,064,645
Kaga Electronics Co. Ltd.	242,600	4,259,799
Kamei Corp.	164,400	1,995,620
Kanadevia Corp.	2,249,600	14,112,500
Kanamoto Co. Ltd.	575,600	11,025,749
Kandenko Co. Ltd.	100,100	1,477,078
Kaneka Corp.	546,100	12,652,164
Kanematsu Corp.	435,200	7,420,930
Kanto Denka Kogyo Co. Ltd.	1,082,400	7,949,080
Kato Sangyo Co. Ltd.	253,700	7,579,489
Kawada Technologies, Inc.	84,800	1,527,293
Keihan Holdings Co. Ltd.	10,900	253,158
KEIWA, Inc.	48,800	322,309
Keiyo Bank Ltd.	505,100	2,686,686
Kenko Mayonnaise Co. Ltd.	2,900	41,223
KH Neochem Co. Ltd.	245,100	3,340,036
Kitz Corp.	354,900	2,581,065
Kiyo Bank Ltd.	244,400	3,377,669
Koa Shoji Holdings Co. Ltd.	12,800	51,519
Kobe Steel Ltd.	1,746,100	18,167,412
Kohnan Shoji Co. Ltd.	112,700	2,709,987
Kojima Co. Ltd.	40,500	297,166
Komeri Co. Ltd.	256,200	5,498,586
Konica Minolta, Inc.	5,348,700	23,404,455
Konishi Co. Ltd.	27,200	238,150
Konoike Transport Co. Ltd.	329,900	6,555,698
Koshidaka Holdings Co. Ltd.	21,500	163,103
KPP Group Holdings Co. Ltd.	271,700	1,186,477
Krosaki Harima Corp.	30,400	474,328
K's Holdings Corp.	1,027,800	9,743,117
Kumagai Gumi Co. Ltd.	157,100	3,782,310
Kurabo Industries Ltd.	80,600	3,022,400
Kuraray Co. Ltd.	1,123,400	15,307,619
Kureha Corp.	99,900	1,885,828
Kurimoto Ltd.	73,400	2,015,917
Kusurinomadoguchi, Inc.(1)(2)	6,900	64,884
KYB Corp.	529,200	8,654,658
Kyodo Printing Co. Ltd.	2,700	73,346
Kyoei Steel Ltd.	246,000	2,852,659

Kyokuto Securities Co. Ltd.	28,800	265,474
Kyudenko Corp.	145,800	5,012,982
Kyushu Leasing Service Co. Ltd.	5,000	34,780
Lacto Japan Co. Ltd.	34,900	673,682
Life Corp.	323,000	7,325,032
Lintec Corp.	97,700	1,956,566
Macnica Holdings, Inc.	92,000	1,082,779
Makino Milling Machine Co. Ltd.	24,300	1,075,975
Marubun Corp.	17,700	126,166
Marudai Food Co. Ltd.	3,300	37,704
Maruha Nichiro Corp.	517,700	10,410,558
MARUKA FURUSATO Corp.	34,400	528,509
Maruzen Showa Unyu Co. Ltd.	76,300	3,271,242
Matsuda Sangyo Co. Ltd.	37,000	749,710
Maxell Ltd.	18,900	216,328
MCJ Co. Ltd.	417,500	3,867,379
Mebuki Financial Group, Inc.	626,800	2,783,967
Megachips Corp.	48,500	1,949,580
Megmilk Snow Brand Co. Ltd.	665,500	12,207,146
Meidensha Corp.	46,300	1,192,798
Meiji Shipping Group Co. Ltd.	35,500	157,698
Meiko Electronics Co. Ltd.	113,300	6,951,765
Meisei Industrial Co. Ltd.	215,400	1,885,183
Melco Holdings, Inc.	6,000	87,817
Mikuni Corp.	22,300	47,327
MIMAKI ENGINEERING Co. Ltd.	61,900	601,738
Miraial Co. Ltd.	22,700	215,313
Mirait One Corp.	79,300	1,146,977
Mitsuba Corp.	450,600	2,509,769
Mitsubishi Kakoki Kaisha Ltd.	4,400	94,760
Mitsubishi Logisnext Co. Ltd.	475,300	3,686,510
Mitsubishi Materials Corp.	783,500	12,579,663
Mitsubishi Paper Mills Ltd.	156,200	499,395
Mitsubishi Research Institute, Inc.	28,100	814,022
Mitsubishi Shokuhin Co. Ltd.	258,200	8,307,308
Mitsui Matsushima Holdings Co. Ltd.(2)	264,100	6,036,426
Mitsui Mining & Smelting Co. Ltd.	948,800	29,755,120
Mitsui-Soko Holdings Co. Ltd.	279,300	14,183,371
Mitsuuroko Group Holdings Co. Ltd.	2,300	25,169
Miyaji Engineering Group, Inc.	153,800	1,946,473
Miyazaki Bank Ltd.	79,500	1,589,472
Mizuho Leasing Co. Ltd.	1,387,800	9,340,020
Mizuho Medy Co. Ltd.	61,600	656,318
Modec, Inc.	323,300	6,881,582
Morinaga Milk Industry Co. Ltd.	771,400	15,132,715
Moriroku Holdings Co. Ltd.	6,600	86,776
MrMax Holdings Ltd.	3,100	14,184
Musashi Seimitsu Industry Co. Ltd.	579,900	12,841,599
Musashino Bank Ltd.	271,600	5,258,580
Muto Seiko Co.	2,300	25,829
Nachi-Fujikoshi Corp.	193,100	3,991,877
Nafco Co. Ltd.	5,300	69,319
Nagase & Co. Ltd.	491,500	10,047,346
Nagoya Railroad Co. Ltd.	137,600	1,598,913
Nakayama Steel Works Ltd.	462,200	2,230,405

Namura Shipbuilding Co. Ltd.(2)	930,800	9,562,848
Nankai Electric Railway Co. Ltd.	24,000	386,506
Nanto Bank Ltd.	61,800	1,256,744
NEC Capital Solutions Ltd.	43,700	1,075,640
NHK Spring Co. Ltd.	396,900	4,620,264
Nichias Corp.	121,000	4,698,434
Nichicon Corp.	525,900	3,679,872
Nichimo Co. Ltd.	900	11,363
Nichireki Group Co. Ltd.	16,300	261,632
Nichirin Co. Ltd.	6,300	147,308
Nihon Chouzai Co. Ltd.	49,500	470,737
Nihon Dempa Kogyo Co. Ltd.	586,700	3,590,394
Nihon House Holdings Co. Ltd.	12,300	26,887
Nihon Tokushu Toryo Co. Ltd.	10,500	87,722
Nihon Yamamura Glass Co. Ltd.	12,700	143,532
Nikkiso Co. Ltd.	393,000	2,517,943
Nikkon Holdings Co. Ltd.(2)	1,154,800	15,251,678
Nippn Corp.	418,900	5,951,223
Nippon Beet Sugar Manufacturing Co. Ltd.	13,800	221,490
Nippon Carbide Industries Co., Inc.	3,400	36,770
Nippon Chemical Industrial Co. Ltd.	41,800	665,433
Nippon Chemi-Con Corp.(1)(2)	46,200	336,328
Nippon Coke & Engineering Co. Ltd.(2)	540,100	343,502
Nippon Concrete Industries Co. Ltd.	13,500	34,452
Nippon Denko Co. Ltd.	337,400	648,198
Nippon Densetsu Kogyo Co. Ltd.	61,900	803,914
Nippon Kayaku Co. Ltd.	35,000	295,156
Nippon Light Metal Holdings Co. Ltd.	707,910	7,178,243
Nippon Paper Industries Co. Ltd.	672,600	3,888,942
Nippon Seisen Co. Ltd.	3,000	25,331
Nippon Sheet Glass Co. Ltd.(1)	28,700	64,112
Nippon Shinyaku Co. Ltd.	24,300	708,559
Nippon Shokubai Co. Ltd.	1,613,700	19,600,207
Nippon Signal Co. Ltd.	4,500	27,556
Nippon Soda Co. Ltd.	59,400	1,076,069
Nippon Thompson Co. Ltd.	34,100	106,758
Nippon Yakin Kogyo Co. Ltd.	204,800	5,296,683
Nipro Corp.	1,768,900	16,338,716
Nishimoto Co. Ltd.(2)	39,000	502,717
Nishi-Nippon Financial Holdings, Inc.	1,128,500	15,022,532
Nishi-Nippon Railroad Co. Ltd.	268,900	4,128,382
Nishio Holdings Co. Ltd.(2)	260,900	6,412,728
Nissan Shatai Co. Ltd.	114,800	866,927
Nisshin Oillio Group Ltd.	308,800	10,406,738
Nissin Corp.	35,000	1,021,137
Nissui Corp.	2,592,700	16,239,689
Nittetsu Mining Co. Ltd.	168,400	4,741,364
Nittoc Construction Co. Ltd.	100	663
Nojima Corp.	804,300	12,452,228
NOK Corp.	852,000	12,804,158
Noritsu Koki Co. Ltd.	139,400	4,184,533
Noritz Corp.	18,400	211,294
North Pacific Bank Ltd.	1,658,700	4,840,457
NPR-RIKEN Corp.	20,000	320,500
NS United Kaiun Kaisha Ltd.(2)	198,000	5,290,914

NSK Ltd.	782,500	3,446,403
NTN Corp.	4,878,500	7,685,431
Ogaki Kyoritsu Bank Ltd.	96,500	1,189,045
Okamoto Machine Tool Works Ltd.	700	18,811
Oki Electric Industry Co. Ltd.	599,900	3,771,202
Okinawa Cellular Telephone Co.	129,900	3,794,077
Okinawa Financial Group, Inc.	59,600	953,977
Okura Industrial Co. Ltd.	30,700	637,943
Okuwa Co. Ltd.(2)	37,200	228,273
Onoken Co. Ltd.	78,400	750,301
Orient Corp.	888,840	4,895,846
Oriental Shiraishi Corp.	453,200	1,154,480
Osaka Steel Co. Ltd.	95,500	2,121,652
Pacific Industrial Co. Ltd.	791,000	6,850,461
Pack Corp.	5,900	140,809
Penta-Ocean Construction Co. Ltd.	2,630,800	10,791,928
Pharma Foods International Co. Ltd.	15,700	103,545
PILLAR Corp.	96,400	2,800,760
Press Kogyo Co. Ltd.	1,695,500	6,005,137
Prima Meat Packers Ltd.	372,000	5,423,178
PS Construction Co. Ltd.	36,500	250,258
Rasa Industries Ltd.	33,600	602,402
Renewable Japan Co. Ltd.(1)(2)	69,700	582,719
Rengo Co. Ltd.	3,065,600	18,174,732
RENOVA, Inc.(1)(2)	103,000	548,917
Resorttrust, Inc.	916,300	18,209,725
Restar Corp.	36,500	580,758
Retail Partners Co. Ltd.	1,800	14,940
Ricoh Leasing Co. Ltd.	240,800	8,276,874
Riken Technos Corp.	155,100	1,105,913
Round One Corp.	1,533,200	10,638,684
Ryobi Ltd.(2)	365,200	5,118,273
RYODEN Corp.	10,200	155,648
Ryoyo Ryosan Holdings, Inc.	117,460	1,778,018
S Foods, Inc.	3,200	56,299
Sakai Chemical Industry Co. Ltd.	64,200	1,096,562
Sakata INX Corp.	469,900	4,798,680
Sala Corp.	105,800	570,316
San ju San Financial Group, Inc.	104,800	1,414,117
San-A Co. Ltd.	41,200	752,869
San-Ai Obbli Co. Ltd.	517,300	6,542,914
Sangetsu Corp.	339,000	6,539,806
San-In Godo Bank Ltd.	783,200	6,321,279
Sanken Electric Co. Ltd.(1)	18,700	697,346
Sanki Engineering Co. Ltd.	42,900	833,632
Sanko Gosei Ltd.	29,100	114,623
Sankyo Tateyama, Inc.	50,900	239,442
Sankyu, Inc.	50,000	1,730,741
Sanoh Industrial Co. Ltd.	155,100	757,270
Sanwa Holdings Corp.	271,600	8,203,100
Sanyo Chemical Industries Ltd.	37,100	976,086
Sanyo Denki Co. Ltd.	20,100	1,113,960
Sanyo Shokai Ltd.(2)	45,500	806,611
Sanyo Special Steel Co. Ltd.	137,300	1,679,151
Sanyo Trading Co. Ltd.	17,700	176,832

Sato Holdings Corp.	58,700	870,760
SBS Holdings, Inc.	8,100	130,718
Scroll Corp.	267,600	1,834,994
SEC Carbon Ltd.	22,700	313,268
Seed Co. Ltd.	5,000	16,029
Seika Corp.	7,600	245,639
Seiko Group Corp.	215,900	5,962,126
Senko Group Holdings Co. Ltd.	1,368,600	13,771,250
Senshu Electric Co. Ltd.	32,600	1,094,613
Senshu Ikeda Holdings, Inc.	2,614,000	6,783,542
Shibaura Machine Co. Ltd.	32,900	770,451
Shibaura Mechatronics Corp.	32,700	1,620,040
Shibuya Corp.	47,900	1,236,709
Shikoku Bank Ltd.	15,200	110,885
Shikoku Kasei Holdings Corp.	119,100	1,613,007
Shin Nippon Air Technologies Co. Ltd.	33,100	861,319
Shinagawa Refractories Co. Ltd.	150,500	1,662,528
Shinmaywa Industries Ltd.	77,800	672,321
Shinnihon Corp.	12,800	129,177
Shinwa Co. Ltd.	900	16,818
Ship Healthcare Holdings, Inc.	19,400	286,097
Showa Sangyo Co. Ltd.	96,600	1,792,190
Siix Corp.	413,400	3,104,987
Sinfonia Technology Co. Ltd.	7,100	275,366
Sintokogio Ltd.	31,600	197,051
SK-Electronics Co. Ltd.	65,700	841,555
SKY Perfect JSAT Holdings, Inc.	1,002,000	5,805,594
Soken Chemical & Engineering Co. Ltd.	10,100	206,007
Sotetsu Holdings, Inc.	21,800	358,318
Star Micronics Co. Ltd.	800	9,729
Startia Holdings, Inc.	14,400	214,166
Starts Corp., Inc.	320,300	7,885,763
St-Care Holding Corp.	12,200	60,417
Studio Alice Co. Ltd.	11,800	165,299
Sumida Corp.(2)	635,900	4,129,275
Sumiseki Holdings, Inc.	418,400	2,370,746
Sumitomo Mitsui Construction Co. Ltd.	572,900	1,511,005
Sumitomo Osaka Cement Co. Ltd.	424,800	9,471,499
Sumitomo Riko Co. Ltd.	623,100	6,515,256
Sumitomo Seika Chemicals Co. Ltd.	40,400	1,273,333
Sumitomo Warehouse Co. Ltd.	153,200	2,816,292
Sun-Wa Technos Corp.	2,200	31,996
Suruga Bank Ltd.	93,100	631,308
Suzuken Co. Ltd.	269,600	8,435,706
Suzuki Co. Ltd.	23,200	297,310
SWCC Corp.	191,900	9,682,962
T RAD Co. Ltd.	4,600	105,649
Tachibana Eletech Co. Ltd.	5,500	94,478
Tachi-S Co. Ltd.	563,700	6,404,727
Taihei Dengyo Kaisha Ltd.	500	16,642
Taiheiyo Cement Corp.	579,300	14,772,439
Taiho Kogyo Co. Ltd.	22,800	92,164
Taikisha Ltd.	216,500	6,791,491
Taisei Oncho Co. Ltd.	5,200	136,346
Takamiya Co. Ltd.	1,600	4,424

Takaoka Toko Co. Ltd.	12,900	171,606
Takara Holdings, Inc.	535,100	4,612,187
Takara Standard Co. Ltd.	71,100	780,395
Takasago International Corp.	42,800	1,558,024
Takashima & Co. Ltd.	6,800	56,009
Takashimaya Co. Ltd.(2)	2,412,800	19,288,993
Take & Give Needs Co. Ltd.	14,700	90,661
Tamron Co. Ltd.(2)	101,400	2,907,577
Tamura Corp.	93,700	311,661
Tanseisha Co. Ltd.	12,900	69,876
Teijin Ltd.	1,963,900	17,307,177
Tekken Corp.	12,800	192,255
Tera Probe, Inc.	29,800	559,628
Toa Corp.	722,000	5,748,407
Toagosei Co. Ltd.	168,500	1,715,175
Toenec Corp.	15,100	96,924
Toho Co. Ltd.	56,000	1,037,057
Toho Holdings Co. Ltd.	486,200	13,896,677
Tokai Carbon Co. Ltd.(2)	1,877,500	11,401,190
TOKAI Holdings Corp.	969,600	5,949,472
Tokai Rika Co. Ltd.	702,200	9,703,796
Tokuyama Corp.	863,500	15,418,408
Tokyo Kiraboshi Financial Group, Inc.	357,700	9,981,223
Tokyo Steel Manufacturing Co. Ltd.	922,900	9,172,562
Tokyo Tekko Co. Ltd.	91,000	3,885,546
Tokyotokeiba Co. Ltd.	81,600	2,332,355
Toli Corp.	8,400	25,800
Tomen Devices Corp.	4,400	195,882
Tomoku Co. Ltd.	17,600	256,361
TOMONY Holdings, Inc.	1,765,000	5,307,994
Topre Corp.	532,900	6,699,882
Topy Industries Ltd.	154,500	1,931,377
Torishima Pump Manufacturing Co. Ltd.	67,500	1,056,286
Toshiba TEC Corp.	34,500	838,269
Totech Corp.	93,800	1,538,477
Towa Bank Ltd.	11,900	49,844
Toyo Construction Co. Ltd.	290,500	2,494,281
Toyo Engineering Corp.	90,500	420,622
Toyo Kanetsu KK	9,500	261,620
Toyo Seikan Group Holdings Ltd.	16,400	260,495
Toyo Tire Corp.	1,203,200	18,737,592
Toyobo Co. Ltd.	569,700	3,534,995
Toyoda Gosei Co. Ltd.	647,200	10,677,642
Toyota Boshoku Corp.	401,700	5,114,677
TPR Co. Ltd.	318,600	5,000,946
Traders Holdings Co. Ltd.	6,500	45,331
Transcosmos, Inc.	78,900	1,826,793
TRE Holdings Corp.	503,740	5,473,667
Trusco Nakayama Corp.	356,200	5,115,388
TS Tech Co. Ltd.	330,500	3,650,977
Tsubakimoto Chain Co.	854,600	10,706,549
Tsuburaya Fields Holdings, Inc.(2)	15,000	215,565
Tsugami Corp.	135,900	1,235,683
Tsukishima Holdings Co. Ltd.	11,100	108,154
Tsukuba Bank Ltd.	141,100	219,207

Tsuzuki Denki Co. Ltd.	11,200	184,559
TV Asahi Holdings Corp.	31,700	463,071
UACJ Corp.	555,300	20,047,537
UBE Corp.	48,100	773,137
Uchida Yoko Co. Ltd.	23,200	1,083,017
Unipres Corp.	723,900	4,637,119
United Arrows Ltd.	98,500	1,729,845
UNITED, Inc.	18,700	99,837
Unitika Ltd.(1)	421,200	547,105
Valor Holdings Co. Ltd.	590,900	8,529,064
Vital KSK Holdings, Inc.	69,800	554,253
VT Holdings Co. Ltd.	348,000	1,096,301
Wacom Co. Ltd.	178,700	846,415
Wakita & Co. Ltd.	206,900	2,160,457
Warabeya Nichiyo Holdings Co. Ltd.(2)	42,800	567,495
Xebio Holdings Co. Ltd.	42,500	318,591
Yahagi Construction Co. Ltd.	49,600	485,812
YAMABIKO Corp.	306,400	5,069,589
Yamae Group Holdings Co. Ltd.	189,900	2,634,399
Yamagata Bank Ltd.	900	5,740
Yamaichi Electronics Co. Ltd.	157,800	2,419,769
Yamax Corp.	10,100	103,242
YE DIGITAL Corp.	6,000	28,884
Yellow Hat Ltd.	172,000	2,956,715
Yokogawa Bridge Holdings Corp.	47,600	877,291
Yokorei Co. Ltd.	128,000	680,914
Yorozu Corp.	4,500	34,544
Yuasa Trading Co. Ltd.	236,100	6,829,456
Yurtec Corp.	105,000	1,006,475
Yushiro Chemical Industry Co. Ltd.	10,200	144,498
Zacros Corp.	86,500	2,385,801
Zeon Corp.	82,200	772,244
		1,990,280,444
Netherlands — 1.3%
Alfen NV(1)	2,413	28,987
AMG Critical Materials NV	142,872	2,150,871
ASR Nederland NV	326,694	15,613,800
Avantium NV(1)(2)	51,982	115,037
Basic-Fit NV(1)(2)	240,312	5,388,770
Brunel International NV	3,596	33,441
Constellium SE(1)	80,131	982,406
Corbion NV	69,425	1,610,821
Flow Traders Ltd.	279	6,213
ForFarmers NV(2)	45,265	154,441
Fugro NV	742,887	13,470,862
Kendrion NV(2)	1,539	17,658
Koninklijke Heijmans NV, CVA	349,611	10,689,626
Koninklijke Vopak NV	419,450	19,618,913
OCI NV(2)	705,115	8,240,653
ProQR Therapeutics NV(1)	35,183	135,103
SBM Offshore NV	144,844	2,619,087
SIF Holding NV(1)	327	4,305
Sligro Food Group NV	2,722	30,712
TKH Group NV, CVA	11,476	372,832
		81,284,538

New Zealand — 0.4%
Air New Zealand Ltd.	34,848,488	11,458,432
Fletcher Building Ltd.(1)(2)	2,397,830	4,422,846
KMD Brands Ltd.(1)	431,191	105,895
Oceania Healthcare Ltd.(1)	3,297,560	1,543,530
Ryman Healthcare Ltd.(1)(2)	176,822	487,183
SKYCITY Entertainment Group Ltd.(2)	5,994,971	5,149,191
Warehouse Group Ltd.	8,816	5,433
		23,172,510
Norway — 2.0%
ABG Sundal Collier Holding ASA	86,537	52,024
Aker Solutions ASA	82,022	233,420
Avance Gas Holding Ltd.	44,441	458,357
Belships ASA	548,344	905,301
Bluenord ASA(1)	96,247	5,144,818
Bonheur ASA	4,389	109,571
BW LPG Ltd.	1,298,155	15,788,489
BW Offshore Ltd.	1,744,160	4,415,001
Cool Co. Ltd.	40,821	340,303
DNO ASA	9,052,502	8,389,311
Grieg Seafood ASA	28,565	157,622
Hoegh Autoliners ASA	1,324,723	15,450,908
Kid ASA	64,929	751,485
Klaveness Combination Carriers ASA	7,795	55,888
Morrow Bank ASA(1)	48,391	37,401
MPC Container Ships ASA	6,172,401	12,109,908
Norske Skog ASA(1)	1,055,276	2,016,679
Norwegian Air Shuttle ASA	10,952,066	11,187,925
Odfjell Drilling Ltd.	1,086,035	4,792,548
Odfjell SE, Class A	4,899	48,467
Odfjell Technology Ltd.	45	191
OKEA ASA	98,187	178,009
Panoro Energy ASA(1)	148,640	359,200
Petronor E&P ASA(1)	861	782
Rana Gruber ASA	62,078	432,896
Scatec ASA(1)	270,307	1,984,876
Sea1 offshore, Inc.	114,952	302,407
SpareBank 1 Nord Norge	1,304,423	13,971,743
SpareBank 1 SMN	360,790	5,367,763
Sparebanken Vest	55,806	667,813
Stolt-Nielsen Ltd.	218,217	5,540,012
TGS ASA	1,390,544	13,627,726
Wallenius Wilhelmsen ASA	418,233	4,083,434
		128,962,278
Portugal — 0.3%
CTT-Correios de Portugal SA	2,201,795	10,392,587
Mota-Engil SGPS SA(2)	2,098,902	5,795,198
Semapa-Sociedade de Investimento e Gestao	34,382	502,075
		16,689,860
Singapore — 1.1%
Banyan Tree Holdings Ltd.	39,500	10,178
Boustead Singapore Ltd.	16,500	12,260
BRC Asia Ltd.	7,900	14,913
Bumitama Agri Ltd.	1,652,200	1,048,469
China Sunsine Chemical Holdings Ltd.	1,383,600	495,787

CSE Global Ltd.	4,581,076	1,591,829
First Resources Ltd.	11,352,600	12,635,063
Food Empire Holdings Ltd.	563,000	411,877
Geo Energy Resources Ltd.(2)	20,222,500	4,003,943
Golden Agri-Resources Ltd.	43,186,800	8,705,592
Hafnia Ltd.	578,184	3,351,401
Hong Fok Corp. Ltd.	100	62
Hong Leong Asia Ltd.	164,600	98,949
Hour Glass Ltd.	119,500	136,511
Hutchison Port Holdings Trust, U Shares	46,673,900	7,379,190
Indofood Agri Resources Ltd.	178,900	43,410
InnoTek Ltd.	87,700	28,189
ISDN Holdings Ltd.(2)	1,465,905	334,042
Marco Polo Marine Ltd.(2)	11,828,400	459,411
QAF Ltd.	42,700	26,609
Raffles Medical Group Ltd.	1,431,400	930,146
Rex International Holding Ltd.(1)(2)	19,595,700	1,653,469
RH PetroGas Ltd.(1)	2,059,900	249,015
Riverstone Holdings Ltd.	841,700	653,567
Samudera Shipping Line Ltd.(2)	11,637,600	7,082,114
Singapore Post Ltd.	95,600	41,428
Tuan Sing Holdings Ltd.	1,680,667	307,690
Wee Hur Holdings Ltd.(2)	1,036,600	348,788
Yangzijiang Financial Holding Ltd.	54,118,400	16,167,392
Yanlord Land Group Ltd.(1)(2)	3,254,700	1,568,314
		69,789,608
Spain — 1.6%
Acerinox SA	2,282,055	22,935,545
Amper SA(1)(2)	206,635	22,942
Atresmedia Corp. de Medios de Comunicacion SA	486,905	2,339,699
Audax Renovables SA	84,900	149,167
Bankinter SA	4,108,579	32,501,538
Construcciones y Auxiliar de Ferrocarriles SA	28,402	987,855
Deoleo SA(1)	311,787	67,850
Ence Energia y Celulosa SA(2)	451,151	1,317,295
Ercros SA	125,036	465,745
Gestamp Automocion SA	2,234,659	6,102,261
Grupo Catalana Occidente SA	62,976	2,412,954
Laboratorios Farmaceuticos Rovi SA	17,892	1,219,061
Melia Hotels International SA	442,194	3,163,348
Miquel y Costas & Miquel SA	215	2,842
Neinor Homes SA(1)	42,655	683,337
Obrascon Huarte Lain SA(1)(2)	910,787	279,790
Prosegur Cia de Seguridad SA(2)	29,554	61,031
Sacyr SA	4,030,770	13,173,328
Tecnicas Reunidas SA(1)	169,569	1,990,930
Tubacex SA(2)	126,979	461,779
Tubos Reunidos SA(1)(2)	46,296	25,102
Unicaja Banco SA	5,862,219	7,542,548
Vidrala SA	17,461	1,733,445
Viscofan SA	9,615	620,881
		100,260,273
Sweden — 4.9%
AcadeMedia AB	666,952	3,646,885
Alleima AB	2,691,200	18,873,375

Alligo AB, Class B	31,826	342,989
AQ Group AB	69,700	849,978
Arise AB	27,587	93,456
Arjo AB, B Shares	427,713	1,347,562
Avanza Bank Holding AB	92,809	1,994,021
Bahnhof AB, B Shares	2,322	11,486
Beijer Alma AB	71,056	1,121,922
BHG Group AB(1)(2)	17,793	30,489
BICO Group AB(1)(2)	13,728	41,198
Bilia AB, A Shares	954,654	10,744,791
Billerud Aktiebolag	2,410,503	21,139,691
Bonava AB, B Shares(1)	1,330,291	938,395
Boozt AB(1)	385	3,881
Bufab AB	188,307	7,058,051
Bulten AB	9,930	62,429
Bure Equity AB	448,732	15,180,124
Byggmax Group AB	185,080	746,397
Cibus Nordic Real Estate AB publ	486,629	7,793,472
Cint Group AB(1)	2,010,203	2,312,981
Clas Ohlson AB, B Shares	935,161	16,925,520
Cloetta AB, B Shares	32,033	76,480
Corem Property Group AB, B Shares	8,780,139	5,685,567
CTT Systems AB	5,383	131,543
Dios Fastigheter AB	702,576	5,194,633
Dynavox Group AB(1)	178,428	959,065
Electrolux AB, B Shares(1)	879,460	6,579,017
Elekta AB, B Shares	143,276	855,361
Enad Global 7 AB(2)	188,316	252,019
G5 Entertainment AB	33,668	311,502
Granges AB	1,391,477	15,859,991
Hexatronic Group AB(1)(2)	1,084,524	3,744,826
Hoist Finance AB(1)	176,184	1,462,467
JM AB(2)	83,171	1,338,355
Kopparbergs Bryggeri AB, B Shares	11,841	118,966
Loomis AB	1,045,349	32,027,861
MEKO AB	79,005	966,641
Mycronic AB	47,877	1,698,714
NCC AB, B Shares	1,385,929	20,721,158
Neobo Fastigheter AB(1)(2)	37,047	77,000
Net Insight AB, B Shares(1)	378,810	243,860
New Wave Group AB, B Shares	314,945	2,794,852
Nobia AB(1)	2,340,237	801,435
Nordic Paper Holding AB	499,342	2,281,555
Norion Bank AB(1)	213,077	769,963
Note AB(1)(2)	49,286	583,415
NP3 Fastigheter AB	59,737	1,414,164
Nyfosa AB	1,979,670	19,806,658
Pandox AB	766,958	13,528,953
Paradox Interactive AB	396,264	6,755,050
Peab AB, Class B	2,697,825	19,850,075
Platzer Fastigheter Holding AB, B Shares	135,095	1,090,868
RaySearch Laboratories AB	138,460	2,643,279
Rottneros AB	16,594	14,234
Rusta AB	23,667	148,997
Rvrc Holding AB	15,400	55,850

Samhallsbyggnadsbolaget i Norden AB	683,100	241,617
Samhallsbyggnadsbolaget i Norden AB, D Shares	129,016	68,547
Scandi Standard AB	556,585	4,251,415
SkiStar AB(2)	662,945	10,217,356
Tethys Oil AB(1)	195,361	1,029,188
Troax Group AB	104,069	1,990,447
Truecaller AB, B Shares	1,753,613	7,909,239
Viaplay Group AB, B Shares(1)(2)	826,771	51,228
Wihlborgs Fastigheter AB	461,858	4,686,366
		312,548,870
Switzerland — 4.0%
ALSO Holding AG	44,750	11,939,056
Arbonia AG(1)	95,620	1,237,603
Ascom Holding AG	14,360	67,774
Autoneum Holding AG	88,206	10,343,357
Bell Food Group AG	12,597	3,791,995
Bossard Holding AG, Class A(2)	25,514	5,780,694
Bucher Industries AG	23,757	9,195,576
Burckhardt Compression Holding AG	2,588	1,941,321
Burkhalter Holding AG	2,008	208,877
Cembra Money Bank AG	149,655	13,788,176
Clariant AG(1)	1,001,771	12,099,712
Coltene Holding AG(1)	4,906	278,151
Daetwyler Holding AG, Bearer Shares	1,944	303,947
DKSH Holding AG	81,776	6,085,596
dormakaba Holding AG	397	301,159
EFG International AG(1)	1,397,375	19,063,193
Emmi AG	195	170,680
Forbo Holding AG	2,822	2,499,873
Gurit Holding AG, Bearer Shares	7,556	97,329
Huber & Suhner AG	12,296	1,050,633
Implenia AG	4,686	155,712
Interroll Holding AG	497	1,226,834
Komax Holding AG	3,799	491,871
Leonteq AG(2)	202,554	5,429,452
Metall Zug AG, B Shares(2)	13	16,546
Mobimo Holding AG	3,636	1,182,787
Montana Aerospace AG(1)	10,062	175,634
OC Oerlikon Corp. AG Pfaffikon(2)	349,009	1,485,615
Orior AG(2)	55,971	2,615,893
PolyPeptide Group AG(1)	6,830	224,673
Rieter Holding AG	2,166	212,640
Schweiter Technologies AG	379	175,294
Siegfried Holding AG(1)	17,045	21,562,105
Stadler Rail AG(2)	598,891	13,215,477
Swiss Steel Holding AG(1)(2)	9,470	16,092
Swissquote Group Holding SA	190,407	74,922,155
u-blox Holding AG(1)	78,676	6,187,366
Valiant Holding AG	144,692	17,247,269
Vetropack Holding AG	4,558	136,566
Vontobel Holding AG	5,025	331,682
V-ZUG Holding AG(1)	347	19,449
Zehnder Group AG	107,485	5,628,049
		252,903,863

United Kingdom — 13.8%
Alpha Group International PLC	25,707	715,780
Anglo Asian Mining PLC(1)	427,354	553,689
Anglogold Ashanti PLC	917,592	22,885,665
ASOS PLC(1)(2)	36,498	174,821
Aston Martin Lagonda Global Holdings PLC(1)(2)	440,752	595,739
Atalaya Mining PLC	443,500	2,009,413
Bank of Georgia Group PLC	388,631	23,191,951
Barratt Redrow PLC	1,735,228	9,450,145
Bellway PLC	395,170	12,615,878
Berkeley Group Holdings PLC	86,569	4,575,097
boohoo Group PLC(1)(2)	6,423,688	2,748,131
Britvic PLC	5,631	92,500
Burberry Group PLC	508,733	5,822,934
Burford Capital Ltd. (London)	7,890	106,410
Central Asia Metals PLC	1,460,414	3,016,410
Clarkson PLC	11,585	587,112
Close Brothers Group PLC(1)	1,349,190	3,842,221
CMC Markets PLC	998,774	3,509,631
Coats Group PLC	12,188,815	14,945,984
Computacenter PLC	714,729	20,254,973
Costain Group PLC	25,693	33,843
DFS Furniture PLC	123,716	218,203
Direct Line Insurance Group PLC	1,334,531	3,984,134
Diversified Energy Co. PLC	136,878	2,228,762
Dowlais Group PLC	497,346	375,087
Drax Group PLC	4,660,233	39,579,754
Dunelm Group PLC	405,593	5,910,291
easyJet PLC	3,277,535	23,064,449
Ecora Resources PLC	212,817	177,173
Endeavour Mining PLC	2,012	40,052
Energean PLC	373,758	4,811,051
EnQuest PLC(1)	17,516,531	2,494,019
Ferrexpo PLC(1)	1,966,194	2,034,515
Firstgroup PLC	9,327,855	17,974,926
Forterra PLC	802,856	1,827,000
Foxtons Group PLC	250,096	191,098
Frasers Group PLC(1)	744,456	6,987,397
Funding Circle Holdings PLC(1)	98,707	177,540
Genel Energy PLC(1)(2)	217,631	235,378
Georgia Capital PLC(1)	21,032	316,254
Grafton Group PLC	1,034,779	12,428,788
Greggs PLC	893,079	30,731,634
Gulf Keystone Petroleum Ltd.	2,163,888	4,080,875
Gym Group PLC(1)	172,791	349,665
Halfords Group PLC	915,315	1,748,694
Hargreaves Lansdown PLC	248,998	3,463,543
Hays PLC	6,590,030	6,600,319
Hikma Pharmaceuticals PLC	951,776	23,306,485
Hill & Smith PLC	75,126	1,973,512
Hilton Food Group PLC	316,339	3,646,081
Hiscox Ltd.	33,148	442,841
Hochschild Mining PLC(1)	3,730,654	10,156,682
Howden Joinery Group PLC	3,532,512	36,735,109
Hunting PLC	7,503	28,915

Ibstock PLC	3,157,668	7,494,202
IG Group Holdings PLC	1,371,118	16,709,689
Inchcape PLC	987,888	9,681,367
Indivior PLC(1)	190,268	2,145,476
IntegraFin Holdings PLC	15,086	75,533
Intermediate Capital Group PLC	773,406	20,841,850
International Distribution Services PLC	544	2,471
International Personal Finance PLC	143,750	242,600
Investec PLC	2,246,300	16,325,568
IP Group PLC(1)(2)	401,756	224,195
IQE PLC(1)(2)	224,794	34,538
J D Wetherspoon PLC	654,312	5,346,824
J Sainsbury PLC	308,507	1,025,960
JET2 PLC	1,969,355	39,455,880
Johnson Matthey PLC	1,244,484	21,529,346
Johnson Service Group PLC	1,629,927	2,987,434
Jubilee Metals Group PLC(1)	1,483,163	88,727
Just Group PLC	572,357	1,043,372
Keller Group PLC	582,173	11,010,734
Lancashire Holdings Ltd.	279,184	2,254,615
Liontrust Asset Management PLC	334,407	1,860,910
Man Group PLC	10,492,552	28,089,134
Marks & Spencer Group PLC	17,921,399	87,360,472
Marston's PLC(1)	1,000,976	497,816
McBride PLC(1)	3,219	4,499
Mears Group PLC	475,345	2,210,508
Mitchells & Butlers PLC(1)	1,381,279	4,333,292
Mitie Group PLC	4,464,413	6,194,052
Molten Ventures PLC(1)	808	3,244
Morgan Sindall Group PLC	108,882	5,276,494
MP Evans Group PLC	10,664	133,287
N Brown Group PLC(1)(2)	498,454	250,214
Nexxen International Ltd.(1)	5,643	27,788
Ninety One PLC	2,476,718	5,042,535
OSB Group PLC	3,508,668	17,904,080
Pagegroup PLC	3,024,013	13,873,993
Pan African Resources PLC	14,915,259	6,545,094
Paragon Banking Group PLC	2,080,370	19,994,490
Petra Diamonds Ltd.(1)(2)	71,813	31,057
Pinewood Technologies Group PLC	300,760	1,314,384
Plus500 Ltd.	936,794	30,588,750
Prax Exploration & Production PLC(1)	1,669,848	37,609
PZ Cussons PLC	471,767	477,668
QinetiQ Group PLC	855,398	4,522,944
Quilter PLC	7,935,100	15,188,166
Rathbones Group PLC	67,777	1,436,564
Reach PLC	2,314,626	2,623,267
RHI Magnesita NV	38,566	1,517,884
S4 Capital PLC(1)(2)	295,712	136,013
Savills PLC	145,868	1,995,850
Senior PLC	686,260	1,268,430
Serica Energy PLC	2,597,206	4,250,778
SIG PLC(1)	344,970	84,806
Speedy Hire PLC	3,396,725	1,357,696
Spire Healthcare Group PLC	1,086,257	3,114,589

St. James's Place PLC	723,922	8,318,050
SThree PLC	964,236	4,393,171
Synthomer PLC(1)	142,932	303,746
TBC Bank Group PLC	347,941	13,423,461
TI Fluid Systems PLC	1,846,338	4,522,567
TP ICAP Group PLC	1,512,443	5,056,317
Travis Perkins PLC	634,851	6,144,889
Vanquis Banking Group PLC	1,834,206	1,068,161
Vertu Motors PLC	1,406,852	1,076,170
Vesuvius PLC	1,130,863	5,997,362
Watches of Switzerland Group PLC(1)	111,501	660,183
Wickes Group PLC	1,589,073	2,985,933
Yellow Cake PLC(1)	809,562	5,610,457
Yu Group PLC	18,927	439,863
Zigup PLC	2,579,789	12,452,701
		880,570,322
United States — 0.5%
Chord Energy Corp.	151,863	19,365,570
Cleveland-Cliffs, Inc.(1)	23,202	288,865
Golar LNG Ltd.	244,184	9,613,524
		29,267,959
TOTAL COMMON STOCKS (Cost $5,892,992,877)		6,338,848,299
WARRANTS — 0.0%
Australia — 0.0%
Magellan Financial Group Ltd.(1)(2)	7,122	604
Italy — 0.0%
Fincantieri SpA(1)(2)	637,623	175,729
Webuild SpA(1)(2)	35,053	98,032
		273,761
TOTAL WARRANTS (Cost $—)		274,365
RIGHTS — 0.0%
Spain — 0.0%
Vidrala SA(1)	727	72,090
Viscofan SA(1)	9,615	14,753
		86,843
United States — 0.0%
Resolute Forest Products, Inc.(1)	212,429	110,288
TOTAL RIGHTS (Cost $317,537)		197,131
SHORT-TERM INVESTMENTS — 1.1%
Money Market Funds — 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,778,662	3,778,662
State Street Navigator Securities Lending Government Money Market Portfolio(3)	65,452,676	65,452,676
TOTAL SHORT-TERM INVESTMENTS (Cost $69,231,338)		69,231,338
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $5,962,541,752)		6,408,551,133
OTHER ASSETS AND LIABILITIES — (0.5)%		(28,748,224)
TOTAL NET ASSETS — 100.0%		$6,379,802,909

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	21.4%
Materials	18.9%
Financials	17.0%
Consumer Discretionary	13.9%
Energy	11.2%
Consumer Staples	5.6%
Information Technology	3.7%
Health Care	2.1%
Real Estate	2.1%
Utilities	1.8%
Communication Services	1.7%
Short-Term Investments	1.1%
Other Assets and Liabilities	(0.5)%

NOTES TO SCHEDULE OF INVESTMENTS
CVA	–	Certificaten Van Aandelen
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $116,144,805. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $123,685,705, which includes securities collateral of $58,233,029.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$65,369,851	$6,273,478,448	—
Warrants	—	274,365	—
Rights	110,288	86,843	—
Short-Term Investments	69,231,338	—	—
	$134,711,477	$6,273,839,656	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.